                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21463

                               Columbus Funds, Inc.
               (Exact name of registrant as specified in charter)

                              227 Washington Street
                               Columbus, IN 47202

               (Address of principal executive offices)(zip code)

                                David B. McKinney
                              Columbus Funds, Inc.
                              227 Washington Street
                               Columbus, IN 47202
                     (Name and address of agent for service)

                                   Copies to:
                                Scott A. Moehrke
                              Kirkland & Ellis LLP
                             200 East Randolph Drive
                                Chicago, IL 60601
        Registrant's telephone number, including area code: (812)372-6606

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

Columbus Funds, Inc.
Schedule of Investments
June 30, 2005 (Unaudited)

                               COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                                                                  Value
---------                                                                                              -----------
              ASSET BACKED SECURITIES                                          5.3%

              California Infrastructure PG&E

$  87,403         6.42%, 9/25/08                                                                       $    88,906
              Capital Auto Receivables Asset

   50,000         3.73%, 7/16/07                                                                            49,984
              Capital One Prime

   70,000         3.06%, 3/17/08                                                                            69,478
              CIT Equipment Collateral

    4,951         1.54%, 2/20/06                                                                             4,946
              Citibank Credit Card

  145,000         3.19%, 10/15/09                                                                          145,137
              Conseco Finance Securitization Corp.

    1,820         5.16%, 5/1/33                                                                              1,820
              Ford Credit Auto Owner Trust

  160,904         3.08%, 7/15/07                                                                           160,488
              GE Commercial Equipment Financing

   75,000         3.77%, 9/20/07                                                                            74,159
              Honda Auto Receivables Owner Trust

   45,646         3.18%, 5/15/06                                                                            45,603
              Keystone Owner Trust - 144A (b)

   35,385         7.53%, 5/25/25                                                                            35,926
              Mid-State Trust

   71,712         4.864%, 7/15/38                                                                           70,786
              Oakwood Mortgage Investors Inc.

   90,279         7.70%, 9/15/20                                                                            91,804
              Oakwood Mortgage Investors Inc.

   32,464         6.60%, 5/15/21                                                                            32,688
              SLM Student Loan Trust

   51,479         3.14%, 4/26/10                                                                            51,465
              SLM Student Loan Trust

   90,000         3.62%, 4/26/10                                                                            90,064
              SLM Student Loan Trust

   90,438         3.44%, 9/16/13                                                                            90,498
              Wells Fargo Financial Auto Owner Trust

  110,000         3.39%, 12/15/05                                                                          109,961
              WFS Financial Owner Trust

  112,020         2.50%, 12/17/07                                                                          111,468
                                                                                                       -----------

              TOTAL ASSET BACKED SECURITIES (COST $1,326,251)                                          $ 1,325,181
                                                                                                       -----------

              COLLATERALIZED MORTGAGE OBLIGATIONS                             25.7%

              Bear Stearns Commercial Mortgage Securities

$  46,103         2.96%, 8/13/39                                                                       $    44,883
              CAPCO America Securitization Corp.

   49,645         5.86% 10/15/30                                                                            50,419
              Commercial Mortgage Pass Through Certificate - 144A (b)

   72,000         3.44%, 9/15/14                                                                            72,074
              Commercial Mortgage Pass Through Certificate

   62,710         6.25%, 1/17/32                                                                            63,007
              Commercial Mortgage Pass Through Certificate

   34,642         6.145%, 5/15/32                                                                           34,927
              Commercial Mortgage Pass Through Certificate

  233,160         3.251%, 6/10/38                                                                          224,019
              Credit Suisse First Boston

   34,088         5.96%, 11/11/30                                                                           34,427
              Credit Suisse First Boston

   42,264         7.00%, 2/25/33                                                                            42,889
              Credit Suisse First Boston

   38,641         2.079%, 5/15/38                                                                           37,338
              Fannie Mae

   75,154         4.50%, 11/25/09                                                                           75,137
              Fannie Mae

   47,000         3.50%, 4/25/11                                                                            46,574
              Fannie Mae

  154,936         5.00%, 11/25/12                                                                          155,819
              Fannie Mae

   98,812         5.00%, 2/25/18                                                                           100,056
              Fannie Mae

   54,000         3.50%, 10/25/21                                                                           53,529
              Fannie Mae

  110,000         4.00%, 4/25/24                                                                           109,205

                               COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                                                                  Value
---------                                                                                              -----------
              Fannie Mae
$ 107,692         5.00%, 3/25/34                                                                       $   108,521
              Fannie Mae Grantor Trust

  222,482         3.34%, 11/28/35                                                                          222,133
              Fannie Mae Grantor Trust

  123,889         7.00%, 12/25/41                                                                          130,780
              Fannie Mae Grantor Trust

   88,778         7.00%, 11/25/43                                                                           94,168
              Fannie Mae Whole Loan

    7,303         7.50%, 5/25/44                                                                             7,841
              FHLMC Structured Pass Through Securities

  130,867         1.524%, 12/15/08                                                                          26,723
              First Union Commercial Mortgage Trust

   10,197         5.73%, 10/15/35                                                                           10,225
              Freddie Mac

   13,145         6.50%, 12/25/08                                                                           13,454
              Freddie Mac

   79,249         4.00%, 9/15/09                                                                            79,276
              Freddie Mac

   46,341         4.00%, 10/15/09                                                                           46,357
              Freddie Mac

  161,000         3.75%, 12/15/11                                                                          159,528
              Freddie Mac

   62,994         4.00%, 9/15/12                                                                            62,963
              Freddie Mac

  140,092         3.00%, 11/15/13                                                                          137,203
              Freddie Mac

  225,000         4.50%, 3/15/14                                                                           226,034
              Freddie Mac

   79,094         4.00%, 7/15/14                                                                            78,949
              Freddie Mac

  107,263         4.50%, 9/15/15                                                                           107,506
              Freddie Mac

   30,707         2.75%, 2/15/16                                                                            30,658
              Freddie Mac

   36,558         4.50%, 3/15/16                                                                            36,699
              Freddie Mac

  129,847         4.00%, 1/15/18                                                                           129,716
              Freddie Mac

  189,000         3.00%, 3/15/19                                                                           187,120
              Freddie Mac

  105,556         4.50%, 2/15/20                                                                           105,941
              Freddie Mac

  129,675         5.00%, 1/15/21                                                                           130,786
              Freddie Mac

  125,256         2.00%, 4/15/22                                                                           121,923
              Freddie Mac

   90,947         3.50%, 1/15/23                                                                            90,064
              Freddie Mac

  164,462         3.50%, 1/15/23                                                                           163,099
              Freddie Mac

   53,000         4.00%, 10/15/23                                                                           52,691
              Freddie Mac

  115,000         4.00%, 11/15/23                                                                          113,862
              Freddie Mac

  288,738         4.00%, 4/15/25                                                                           287,036
              Freddie Mac

  125,000         3.50%, 5/15/26                                                                           123,423
              Freddie Mac

  371,974         7.00%, 3/25/44                                                                           389,222
              GMAC Commerical Mortgage Security

   31,108         5.83%, 5/15/33                                                                            31,369
              GMAC Commerical Mortgage Security

  203,634         3.337%, 5/10/36                                                                          196,637
              LB Commerical Conduit Mortgage Trust

   73,742         2.599%, 5/15/27                                                                           71,633
              LB Commerical Conduit Mortgage Trust

  335,000         6.48%, 2/18/30                                                                           350,982
              LB Commerical Conduit Mortgage Trust

   68,786         5.87%, 10/15/35                                                                           69,025
              LB-UBS Commercial Mortgage Trust

  495,000         4.55%, 7/15/30                                                                           125,950
              Master Asset Securitization Trust

   45,193         4.00%, 12/25/33                                                                           45,072

                               COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                                                                  Value
---------                                                                                              -----------
              Morgan Stanley Capital

$  18,928         5.91%, 11/15/31                                                                      $    19,069
              Morgan Stanley Capital

  174,039         3.27%, 5/15/40                                                                           166,968
              Nationslink Funding Corporation

    1,948         6.001%, 8/20/30                                                                            1,944
              Nissan Auto Receivables Owner Trust

   57,415         3.36%, 6/15/06                                                                            57,378
              Nomura Asset Securities Corporation

   24,245         6.28%, 3/15/30                                                                            24,720
              Nomura Asset Acceptance Corporation

   52,331         3.51%, 10/25/34                                                                           52,367
              NYC Mortgage Loan Trust - 144A (b)

   72,000         6.75%, 9/25/19                                                                            79,069
              TIAA Real Estate CDO Ltd. - 144A (b)

      700         5.77%, 6/19/16                                                                               704
              Wachovia Auto Owner Trust

   84,748         3.34%, 5/22/06                                                                            84,689
              Wachovia Bank Commercial Mortgage Trust

   47,716         4.539%, 4/15/34                                                                           47,885
              Wachovia Bank Commercial Mortgage Trust

  117,565         2.986%, 6/15/35                                                                          111,690
              Wachovia Bank Commercial Mortgage Trust

  117,713         3.291%, 12/15/35                                                                         115,429
              Wachovia Bank Commercial Mortgage Trust

  128,776         3.065%, 2/15/41                                                                          125,439
                                                                                                       -----------

              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $6,404,558)                              $ 6,396,223
                                                                                                       -----------

              CORPORATE BONDS                                                 21.8%

              Allstate Life Global Funding

$  76,000         4.25%, 2/26/10                                                                       $    76,046
              American Electric Power

   45,000         4.709%, 8/16/07                                                                           45,355
              American Ref-Fuel Co LLC - 144A (b)

   85,091         6.26%, 12/31/15                                                                           81,018
              Appalachian Power Company

   30,000         4.40%, 6/1/10                                                                             29,905
              AT&T Wireless Service

   54,000         7.875%, 3/1/11                                                                            62,757
              Atmos Energy Corp.

   67,000         4.00%, 10/15/09                                                                           65,549
              Bellsouth Corp.

   39,000         4.75%, 11/15/12                                                                           39,205
              British Telecom PLC

   71,000         8.125%, 12/15/10                                                                          84,063
              Burlington North Santa Fe

   17,772         6.96%, 3/22/09                                                                            18,722
              Burlington North Santa Fe

  148,000         4.575%, 1/15/21                                                                          149,229
              CIT Group Inc.

   68,000         3.65%, 11/23/07                                                                           67,044
              Conseco Finance

    4,463         5.15%, 9/1/33                                                                              4,470
              Consumers Energy Co.

   69,000         4.40%, 8/15/09                                                                            68,813
              Cox Communications Inc. - 144A (b)

   88,000         4.625%, 1/15/10                                                                           87,768
              CSFB London - 144A (b)

   53,000         7.90%, 5/1/07                                                                             56,429
              CSFB USA INC

  465,000         3.17%, 4/5/06                                                                            465,288
              CSFB USA INC

   56,000         4.125%, 1/15/10                                                                           55,604
              Daimlerchrysler

   55,000         4.875%, 6/15/10                                                                           54,747
              Devon Energy Corp.

   78,000         2.75%, 8/1/06                                                                             76,646
              Dominion Resources

  133,000         3.66%, 11/15/06                                                                          132,116
              Duke Energy Corp.

   62,000         3.75%, 3/5/08                                                                             61,227

                               COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                                                                  Value
---------                                                                                              -----------
              Entergy Arkansas

$  78,000         5.00%, 7/1/18                                                                        $    75,964
              Entergy Gulf States

   33,000         4.875%, 11/1/11                                                                           32,824
              Entergy Mississippi Inc.

   35,000         4.95%, 6/1/18                                                                             34,850
              ERP Operating LP

   59,000         4.75%, 6/15/09                                                                            59,529
              Exelon Corporation

   70,000         4.45%, 6/15/10                                                                            70,023
              Florida Power Corp.

   55,000         4.50%, 6/1/10                                                                             55,354
              Ford Motor Company

  110,000         7.45%, 7/16/31                                                                            91,830
              Ford Motor Credit Company

   30,000         5.70%, 1/15/10                                                                            27,670
              General Electric Capital Corp.

  116,000         4.375%, 11/21/11                                                                         115,826
              Georgia Power Company

   69,000         4.875%, 7/15/07                                                                           70,008
              GMAC Commercial Mortgage Security

  101,000         8.00%, 11/1/31                                                                            90,127
              Goldman Sachs

   70,000         4.50%, 6/15/10                                                                            70,226
              Hartford Life GF

   54,000         3.58%, 9/15/09                                                                            53,977
              Household Finance Corp.

  110,000         4.125%, 11/16/09                                                                         108,811
              ICI Wilmington

   78,000         4.375%, 12/1/08                                                                           77,407
              International Lease

   85,000         4.625%, 6/2/08                                                                            85,642
              John Deere Capital

  120,000         3.37%, 7/11/05                                                                           119,998
              Kern River Funding Corp. - 144A (b)

   27,180         4.893%, 4/30/18                                                                           27,800
              Kiowa Power Partners LLC - 144A (b)

  111,889         4.811%, 12/30/13                                                                         111,093
              Liberty Property LP

   41,000         7.75%, 4/15/09                                                                            45,389
              Met Life Global Funding Inc. - 144A (b)

   94,000         4.25%, 7/30/09                                                                            94,326
              Northern Border Pipe

  127,000         6.25%, 5/1/07                                                                            131,265
              NY Life Global Funding - 144A (b)

   84,000         3.875%, 1/15/09                                                                           83,328
              Pacific Gas & Electric

   84,000         3.60%, 3/1/09                                                                             82,050
              Pacific Life Global Funding - 144A (b)

   51,000         3.75%, 1/15/09                                                                            50,231
              PF Export Rec Master - 144A (b)

  101,640         3.748%, 6/1/13                                                                            98,145
              PPL Electric Utilities Corp.

   33,000         5.875%, 8/15/07                                                                           34,160
              Principal Life Inc.

  126,000         3.20%, 4/1/09                                                                            121,823
              Protective Life Secured Trust

   96,000         4.00%, 10/7/09                                                                            95,249
              Public Service Company of Colorado

  121,000         4.375%, 10/1/08                                                                          121,380
              Public Service E & G

   74,000         4.00%, 11/1/08                                                                            73,502
              Residential Capital Corp - 144A (b)

  110,000         6.375%, 6/30/10                                                                          111,006
              SBC Communications

   90,000         4.125%, 9/15/09                                                                           89,254
              Simon Property Group LP

   71,000         4.875%, 8/15/10                                                                           71,743
              Southern Cal Edison

   87,000         8.00%, 2/15/07                                                                            92,369
              Southern Cal Edison

   55,000         3.44%, 1/13/06                                                                            55,068
              Southern Cal Edison

   45,000         5.35%, 7/15/35                                                                            46,026
              Sprint Capital Corp.

   92,000         8.375%, 3/15/12                                                                          110,659

                               COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                                                                  Value
----------                                                                                             -----------
              Telecom Italia Cap. - 144A (b)

$  200,000        4.00%, 1/15/10                                                                       $   194,335
              Telefonos Mexico

    38,000        4.50%, 11/19/08                                                                           37,715
              Texas Eastern Transmission

    35,000        5.25%, 7/15/07                                                                            35,550
              Tyco International Group SA

    44,000        6.75%, 2/15/11                                                                            48,844
              Union Pacific Corp.

    82,609        5.404%, 7/2/25                                                                            86,290
              US Bank NA

    63,000        2.87%, 2/1/07                                                                             61,985
              Viacom Inc.

    70,000        7.70%, 7/30/10                                                                            78,127
              Westar Energy Inc.

    60,000        5.10%, 7/15/20                                                                            59,850
              WI Electric Power

    59,000        3.50%, 12/1/07                                                                            58,084
                                                                                                       -----------

              TOTAL CORPORATE BONDS (COST $5,447,431)                                                  $ 5,428,713
                                                                                                       -----------

              FOREIGN GOVERNMENT BONDS                                         0.3%

              Aid-Israel

$   59,000        5.50%, 9/18/23                                                                       $    66,125
                                                                                                       -----------

              TOTAL FOREIGN GOVERNMENT BONDS (COST $62,727)                                            $    66,125
                                                                                                       -----------

              U.S. GOVERNMENT AGENCIES                                        60.8%

              Fannie Mae

$  590,000        5.50%, 2/15/06                                                                       $   596,389
              Fannie Mae

    67,000        2.10%, 4/19/06                                                                            66,137
              Fannie Mae

   100,000        2.65%, 4/28/06                                                                            99,098
              Fannie Mae

   538,420        5.00%, 12/1/17                                                                           544,793
              Fannie Mae

   128,486        5.50%, 7/25/42                                                                           128,973
              Fannie Mae Pool 387219

   133,123        4.125%, 1/1/10                                                                           132,275
              Fannie Mae Pool 385537

   341,000        4.745%, 11/1/12                                                                          341,253
              Fannie Mae Pool 545938

   123,844        5.111%, 11/1/12                                                                          128,876
              Fannie Mae Pool 555148

   125,567        4.964%, 1/1/13                                                                           129,799
              Fannie Mae Pool 254659

    48,120        4.50%, 2/1/13                                                                             48,290
              Fannie Mae Pool 254758

   130,958        4.50%, 6/1/13                                                                             58,695
              Fannie Mae Pool 768009

    55,496        5.00%, 6/1/13                                                                             56,617
              Fannie Mae Pool 768008

    96,320        5.00%, 6/1/13                                                                             98,267
              Fannie Mae Pool 254806

    91,250        4.50%, 7/1/13                                                                             91,157
              Fannie Mae Pool 386341

    84,293        3.81%, 8/1/13                                                                             81,353
              Fannie Pool 763019

    53,471        5.00%, 8/1/13                                                                             54,552
              Fannie Mae Pool 386802

   103,387        4.90%, 1/1/14                                                                            106,493
              Fannie Mae Pool 255639

   272,197        5.00%, 2/1/15                                                                            277,775
              Fannie Mae Pool 254865

   233,115        4.50%, 9/1/18                                                                            232,223
              Fannie Mae Pool 555203

   134,566        7.00%, 9/1/32                                                                            141,650
              Fannie Mae Pool 357425

   227,754        4.50%, 9/01/33                                                                           222,862
              FHLB Discount Note

   435,000        2.81%, 7/20/2005                                                                         434,330
              FNMA 15 YR AUG TBA (a)

 1,356,000        5.00%, 8/1/20                                                                          1,369,137
              FNMA 30 YR AUG TBA (a)

 2,515,000        5.50%, 8/1/35                                                                          2,544,866

                               COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                                                                  Value
----------                                                                                             -----------
              FNMA 30 YR AUG TBA (a)

$  760,000        5.00%, 8/1/35                                                                        $   758,337
              FNMA 30 YR JULY TBA (a)

   725,000        6.00%, 7/1/35                                                                            743,125
              FNMA 30 YR SEPT TBA (a)

 1,000,000        4.50%, 9/1/35                                                                            975,312
              FNMA 30 YR SEPT TBA (a)

 2,310,000        6.00%, 9/15/35                                                                         2,362,696
              FNMA Discount Note

   680,000        2.76%, 7/18/2005                                                                         679,077
              Freddie Mac

   150,000        1.875%, 2/15/06                                                                          148,252
              Freddie Mac

   168,000        2.20%, 7/28/06                                                                           165,214
              Freddie Mac

   865,000        3.625%, 2/15/08                                                                          860,102
              Freddie Mac Pool M80895

   128,022        5.00%, 1/1/11                                                                            129,721
              Freddie Mac Pool B14039

    77,883        4.00%, 5/1/14                                                                             76,699
              Freddie Mac Pool G11672

   169,349        5.00%, 3/1/15                                                                            171,601
              Freddie Mac Pool A45788

    70,000        6.50%, 5/1/35                                                                             72,502
                                                                                                       -----------

              TOTAL U.S. GOVERNMENT AGENCIES (COST $15,107,955)                                        $15,128,498
                                                                                                       -----------

              U.S. TREASURY BONDS AND NOTES                                    9.7%

              US Treasury Bond

$  545,000        4.125%, 5/15/15                                                                      $   552,962
   185,000        5.25%, 2/15/29                                                                           211,587
   735,000        5.375%, 2/15/31                                                                          867,300

              US Treasury Bonds (TIPS)

$  518,625        .875%, 4/15/10                                                                       $   505,821
   290,389        1.625%, 1/15/15                                                                          289,333
                                                                                                       -----------

              TOTAL U.S. TREASURY BONDS AND NOTES (COST $2,400,240)                                    $ 2,427,003
                                                                                                       -----------

              SHORT-TERM INVESTMENT                                           10.4%

$2,583,274    UMB Bank Money Market Fiduciary - 1.66%                                                  $ 2,583,274
                                                                                                       -----------

              TOTAL SHORT-TERM INVESTMENT (COST $2,583,274)                                            $ 2,583,274
                                                                                                       -----------

              TOTAL INVESTMENTS (COST $33,332,436)                           134.0%                    $33,355,017

              LIABILITIES LESS OTHER ASSETS                                  (34.0%)                   $(8,458,742)
                                                                                                       -----------

              NET ASSETS                                                     100.0%                    $24,896,275
                                                                                                       ===========

      (a)   When-issued security

      (b) For the following securities purchased, resale to the public may require registration or may be limited to certain restrictions. The securities are valued under procedures approved by the Board of Directors. At June 30, 2005, the value of the Fund's restricted securities was 4.75% of net assets.

                                                 Date(s) of      Principal
         Security Description                    Acquisition      Amount         Cost
         --------------------                   -------------    ---------      -------
493553AY Keystone Owner Trust - 144A,           November 2004      35,385        36,070
         7.53%, 5/25/25                         February 2005

20047CAA Commercial Mortgage Pass Through       November 2004      72,000        72,038
         Certificate - 144A, 3.44%, 9/15/14     February 2005

629479AC NYC Mortgage Loan Trust - 144A         November 2004      72,000        79,531
         6.75%, 9/25/19                         February 2005

878091AH TIAA Real Estate CDO Ltd. - 144A       November 2004         700           710
         5.77%, 6/19/16                         February 2005

029204AA American Ref-Fuel Co LLC - 144A        November 2004      85,091        87,823
         6.26%, 12/31/15                        February 2005

224044BP Cox Communications Inc. - 144A         December 2004      88,000        87,530
         4.625%, 1/15/10                        February 2005

22541AAA CSFB London - 144A                     November 2004      53,000        56,631
         7.90%, 5/1/07                          February 2005

49228RAE Kern River Funding Corp. - 144A        May 2005           27,180        26,951
         4.893%, 4/30/18

49725VAA Kiowa Power Partners LLC - 144A        November 2004     111,889       110,589
         4.811%, 12/30/13                       February 2005

59217EAL Met Life Global Funding Inc. - 144A    November 2004      94,000        93,670
         4.25%, 7/30/09                         February 2005

64952WAB NY Life Global Funding - 144A          November 2004      84,000        83,066
         3.875%, 1/15/09                        February 2005

6944P0AA Pacific Life Global Funding - 144A     November 2004      51,000        50,206
         3.75%, 1/15/09                         February 2005

69335UAG PF Export Rec Master - 144A            November 2004     101,640        97,940
         3.748%, 6/1/13                         February 2005

76113BAC Residential Capital Corp - 144A        June 2005         110,000       109,677
         6.375%, 6/30/10

87927VAG Telecom Italia Cap. - 144A             February 2005     200,000       195,307
         4.00%, 1/15/10                         April 2005

      (c) At June 30, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments                                      $ 33,341,146
                                                         ------------
Gross unrealized appreciation for Federal Tax Purposes         85,483
Gross unrealized depreciation for Federal Tax Purposes        (71,612)
                                                         ------------

Net unrealized appreciation on investments               $     13,871
                                                         ============

      The schedule of investments as of the date of this report has not been audited. For more information regarding the Columbus Funds, Inc., please see the most recent prospectus and annual report. These reports include additional information about valuation policies and about certain security types in which the Fund may invest.

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                                                                  Value
----------                                                                                             -----------
              ASSET BACKED SECURITIES                                          4.6%

              California Infrastructure PG&E
$  210,098       6.42%, 9/25/08                                                                        $   214,534
              Capital Auto Receivables Asset

   190,000       3.73%, 7/16/07                                                                            189,940
              Capital One Prime

   280,000       3.06%, 3/17/08                                                                            277,913
              CIT Equipment Collateral

    21,844       1.54%, 2/20/06                                                                             21,820
              Citibank Credit Card

   550,000       3.19%, 10/15/09                                                                           550,520
              Ford Credit Auto Owner Trust

   680,395       3.08%, 7/15/07                                                                            678,637
              GE Commercial Equipment Financing

   305,000       3.77%, 9/20/07                                                                            301,581
              Honda Auto Receivables Owner Trust

   174,976       3.18%, 5/15/06                                                                            174,809
              Mid-State Trust

   124,352       4.864%, 7/15/38                                                                           122,745
              Mortgage Home Loan Trust

     1,229       7.275%, 8/25/17                                                                             1,226
              SLM Student Loan Trust

   261,684       3.14%, 4/26/10                                                                            261,615
              SLM Student Loan Trust

   335,000       3.62%, 4/26/10                                                                            335,240
              SLM Student Loan Trust

   365,863       3.44%, 9/16/13                                                                            366,105
              Wells Fargo Financial Auto Owner Trust

   445,000       3.39%, 12/15/05                                                                           444,843
              WFS Financial Owner Trust

   489,570       2.50%, 12/17/07                                                                           487,157
                                                                                                       -----------

              TOTAL ASSET BACKED SECURITIES (COST $4,432,136)                                          $ 4,428,685
                                                                                                       -----------

              COLLATERALIZED MORTGAGE OBLIGATIONS                             22.7%

              Bear Stearns Commercial Mortgage Securities

$  142,578       2.96%, 8/13/39                                                                        $   138,807
              CAPCO America Securitization Corp.

   277,752       5.86% 10/15/30                                                                            282,084
              Chase Commercial Mortgage Securities Corp.

    29,528       6.60%, 12/19/29                                                                            30,852
              Commercial Mortgage Pass Through Certificate - 144A (b)

   141,000       3.44%, 9/15/14                                                                            141,145
              Commercial Mortgage Pass Through Certificate

    45,151       6.25%, 1/17/32                                                                             45,365
              Commercial Mortgage Pass Through Certificate

   306,371       6.145%, 5/15/32                                                                           308,891
              Commercial Mortgage Pass Through Certificate

   875,024       3.251%, 6/10/38                                                                           840,719
              Credit Suisse First Boston

    35,188       5.96%, 11/11/30                                                                            35,538
              Credit Suisse First Boston

   107,854       7.00%, 2/25/33                                                                            109,448
              Credit Suisse First Boston

   155,292       2.079%, 5/15/38                                                                           150,054

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                                                                  Value
----------                                                                                             -----------
              Fannie Mae

$      166       8.00%, 4/25/06                                                                        $       167
              Fannie Mae

   237,727       4.50%, 11/25/09                                                                           237,673
              Fannie Mae

   237,000       3.50%, 4/25/11                                                                            234,852
              Fannie Mae

   610,354       5.00%, 11/25/12                                                                           613,833
              Fannie Mae

   201,121       5.00%, 2/25/18                                                                            203,657
              Fannie Mae

   166,000       3.50%, 10/25/21                                                                           164,550
              Fannie Mae

    10,000       5.50%, 1/25/24                                                                             10,351
              Fannie Mae

   520,000       4.00%, 4/25/24                                                                            516,241
              Fannie Mae Grantor Trust

   872,267       3.34%, 11/28/35                                                                           871,110
              Fannie Mae Grantor Trust

   548,915       7.00%, 12/25/41                                                                           579,447
              Fannie Mae Grantor Trust

   487,965       7.00%, 11/25/43                                                                           517,592
              Fannie Mae Whole Loan

     1,169       7.50%, 5/25/44                                                                              1,255
              FHLMC Structured Pass Through Securities

   130,867       1.524%, 12/15/08                                                                          129,867
              Freddie Mac

   133,317       4.00%, 9/15/09                                                                            133,361
              Freddie Mac

   141,552       4.00%, 10/15/09                                                                           141,599
              Freddie Mac

   706,000       3.75%, 12/15/11                                                                           699,545
              Freddie Mac

   150,432       4.00%, 9/15/12                                                                            150,361
              Freddie Mac

   443,000       4.50%, 3/15/14                                                                            445,036
              Freddie Mac

   269,413       4.00%, 7/15/14                                                                            268,918
              Freddie Mac

   408,293       4.50%, 9/15/15                                                                            409,214
              Freddie Mac

   230,053       2.75%, 2/15/16                                                                            229,692
              Freddie Mac

   144,016       4.50%, 3/15/16                                                                            144,571
              Freddie Mac

   513,206       4.00%, 1/15/18                                                                            512,689
              Freddie Mac

   383,000       3.00%, 3/15/19                                                                            379,191
              Freddie Mac

   360,837       4.50%, 2/15/20                                                                            362,153
              Freddie Mac

   523,457       2.00%, 4/15/22                                                                            509,527
              Freddie Mac

   377,842       3.50%, 1/15/23                                                                            374,177
              Freddie Mac

   337,457       3.50%, 1/15/23                                                                            334,661
              Freddie Mac

   181,000       4.00%, 10/15/23                                                                           179,946
              Freddie Mac

   504,000       4.00%, 11/15/23                                                                           499,015

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                                                                  Value
----------                                                                                             -----------
              Freddie Mac

$1,097,205       4.00%, 4/15/25                                                                        $ 1,090,739
              Freddie Mac

   500,000       3.50%, 5/15/26                                                                            493,693
              Freddie Mac

 1,592,031       7.00%, 3/25/44                                                                          1,665,850
              GMAC Commercial Mortgage Security

    55,506       5.83%, 5/15/33                                                                             55,972
              GMAC Commercial Mortgage Security

    76,088       7.273%, 8/16/33                                                                            79,986
              GMAC Commercial Mortgage Security

   801,978       3.337%, 5/10/36                                                                           774,420
              LB Commercial Conduit Mortgage Trust

   549,930       2.599%, 5/15/27                                                                           534,198
              LB Commercial Conduit Mortgage Trust

 1,315,000       6.48%, 2/18/30                                                                          1,377,736
              LB Commercial Conduit Mortgage Trust

   132,680       5.87%, 10/15/35                                                                           133,142
              LB-UBS Commercial Mortgage Trust

   495,000       4.55%, 7/15/30                                                                            498,762
              Master Asset Securitization Trust

   180,771       4.00%, 12/25/33                                                                           180,285
              Morgan Stanley Capital

    43,525       5.91%, 11/15/31                                                                            43,849
              Morgan Stanley Capital

   678,064       3.27%, 5/15/40                                                                            650,512
              Nationslink Funding Corporation

     2,016       6.001%, 8/20/30                                                                             2,012
              Nissan Auto Receivables Owner Trust

   220,828       3.36%, 6/15/06                                                                            220,687
              Nomura Asset Securities Corporation

   107,783       6.28%, 3/15/30                                                                            109,895
              Nomura Asset Acceptance Corporation

   211,817       3.51%, 10/25/34                                                                           211,964
              NYC Mortgage Loan Trust

   163,000       6.75%, 9/25/19                                                                            179,003
              TIAA Real Estate CDO Ltd. - 144A (b)

     3,430       5.77%, 6/19/16                                                                              3,448
              Wachovia Auto Owner Trust

   330,517       3.34%, 5/22/06                                                                            330,287
              Wachovia Bank Commercial Mortgage Trust

   665,401       4.539%, 4/15/34                                                                           667,749
              Wachovia Bank Commercial Mortgage Trust

   205,967       2.986%, 6/15/35                                                                           195,674
              Wachovia Bank Commercial Mortgage Trust

   314,449       3.291%, 12/15/35                                                                          308,347
              Wachovia Bank Commercial Mortgage Trust

   230,723       3.065%, 2/15/41                                                                           224,744
                                                                                                       -----------

              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $21,958,567)                             $21,970,108
                                                                                                       -----------

              CORPORATE BONDS                                                 27.3%

              ABITIBI Consolidated Inc.

$   82,000       8.50%, 8/1/29                                                                         $    76,260
              ABITIBI Consolidated Inc.

    49,000       8.85%, 8/1/30                                                                              46,918
              Alabama Power Co.

    79,000       3.50%, 11/15/07                                                                            77,916
              Allstate Life Global Funding

   319,000       4.25%, 2/26/10                                                                            319,195
              American Axle & Mfg. Inc.

   140,000       5.25%, 2/11/14                                                                            123,200

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                                                                  Value
----------                                                                                             -----------
              American Electric Power

$  170,000       4.709%, 8/16/07                                                                       $   171,342
              American Ref-Fuel Co LLC - 144A (b)
   167,629       6.26%, 12/31/15                                                                           159,606
              Appalachian Power Company

   115,000       4.40%, 6/1/10                                                                             114,635
              AT&T Corp.
   410,000       8.05%, 11/15/11                                                                           472,525
              AT&T Wireless Service

   233,000       7.875%, 3/1/11                                                                            270,785
              Atmos Energy Corp.
   283,000       4.00%, 10/15/09                                                                           276,870
              Bellsouth Corp.
   168,000       4.75%, 11/15/12                                                                           168,882
              British Telecom PLC
   339,000       8.125%, 12/15/10                                                                          401,371
              Browning Ferris

   135,000       7.40%, 9/15/35                                                                            116,100
              Bundesschatzanweisun

 1,755,000       2.00%, 6/15/07                                                                          2,123,805
              Calpine Corp - 144A (b)
   145,000       9.875%, 12/1/11                                                                           113,100
              Calpine Corp - 144A (b)
   200,000       8.50%, 7/15/10                                                                            154,000
              Calpine Corp - 144A (b)
    89,000       9.625%, 9/30/14                                                                            89,000
              Charter Communications Holdings

    77,000       8.625%, 4/1/09                                                                             57,173
              Charter Communications Holdings

    66,000       9.625%, 11/15/09                                                                           49,335
              Charter Communications Holdings

    33,000       11.125%, 1/15/11                                                                           24,668
              Chesapeake Energy

   100,000       6.875%, 1/15/16                                                                           104,250
              CIT Group Inc.
   265,000       3.65%, 11/23/07                                                                           261,274
              CMS Energy Corp.
    90,000       7.50%, 1/15/09                                                                             94,725
              Conseco Finance

    23,043       5.15%, 9/1/33                                                                              23,077
              Consumers Energy Co.
   133,000       4.40%, 8/15/09                                                                            132,639
              Cox Communications Inc. - 144A (b)
   170,000       4.625%, 1/15/10                                                                           169,551
              CSFB London - 144A (b)
   126,000       7.90%, 5/1/07                                                                             134,153
              CSFB USA INC
 1,840,000       3.17%, 4/5/06                                                                           1,841,141
              CSFB USA INC
   350,000       4.125%, 1/15/10                                                                           347,528
              Daimlerchrysler

   225,000       4.875%, 6/15/10                                                                           223,965
              Dana Corporation

   276,000       5.85%, 1/15/15                                                                            242,880
              Delphi Corp.
   255,000       6.50%, 8/15/13                                                                            189,338
              Devon Energy Corp.
   314,000       2.75%, 8/1/06                                                                             308,549
              Dow Jones - 144A (b)
   987,480       8.25%, 6/29/10                                                                            991,183
              Duke Energy Field Services

   148,000       5.75%, 11/15/06                                                                           150,960

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                                                                  Value
----------                                                                                             -----------
              Echostar DBS Corp.
$  190,000       6.375%, 10/1/11                                                                       $   188,338
              Edison Mission Energy Funding - 144A (b)
   655,083       7.33%, 9/15/08                                                                            668,184
              El Paso Corporation

   140,000       7.00%, 5/15/11                                                                            139,650
              El Paso Natural Gas

    63,000       8.375%, 6/15/32                                                                            73,269
              El Paso Natural Gas

   145,000       7.625%, 8/1/10                                                                            153,077
              Entergy Gulf States

   209,000       4.875%, 11/1/11                                                                           207,886
              Entergy Louisiana

    89,000       5.50%, 4/1/19                                                                              89,825
              Enterprise Products

   137,000       4.00%, 10/15/07                                                                           135,631
              Enterprise Products

    80,000       4.625%, 10/15/09                                                                           79,642
              Exelon Corporation

   280,000       4.45%, 6/15/10                                                                            280,091
              First Energy Corp.
   282,000       6.45%, 11/15/11                                                                           308,121
              Florida Power Corp.
   215,000       4.50%, 6/1/10                                                                             216,383
              Ford Motor Company

   581,000       7.45%, 7/16/31                                                                            485,028
              Ford Motor Credit Company

   435,000       5.80%, 1/12/09                                                                            412,944
              Ford Motor Credit Company

   425,000       5.70%, 1/15/10                                                                            391,995
              General Electric Capital Corp.
   498,000       4.375%, 11/21/11                                                                          497,253
              GMAC Commercial Mortgage Security

   205,000       6.75%, 12/1/14                                                                            183,408
              GMAC Commercial Mortgage Security

   792,000       8.00%, 11/1/31                                                                            706,736
              Goldman Sachs

   275,000       4.50%, 6/15/10                                                                            275,888
              Hartford Life GF
   235,000       3.58%, 9/15/09                                                                            234,900
              Hertz Corp.
   135,000       7.625%, 6/1/12                                                                            132,645
              Host Marriott LP
   109,000       9.50%, 1/15/07                                                                            115,540
              Household Finance Corp.
   453,000       4.125%, 11/16/09                                                                          448,103
              ICI Wilmington

   340,000       4.375%, 12/1/08                                                                           337,417
              International Lease

   330,000       4.625%, 6/2/08                                                                            332,492
              John Deere Capital

   460,000       3.37%, 7/11/05                                                                            459,990
              Kern River Funding Corp. - 144A (b)
    99,660       4.893%, 4/30/18                                                                           101,933
              Kiowa Power Partners LLC - 144A (b)
   224,743       4.811%, 12/30/13                                                                          223,143
              Liberty Media Corp.
   165,000       8.25%, 2/1/30                                                                             164,141
              Liberty Property LP
   110,000       7.75%, 4/15/09                                                                            121,774
              Met Life Global Funding Inc. - 144A (b)
   373,000       4.25%, 7/30/09                                                                            374,294
              MGM Mirage Inc.
   167,000       6.00%, 10/1/09                                                                            167,835

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                                                                  Value
----------                                                                                             -----------
              Nextel Communications

$  180,000       5.95%, 3/15/14                                                                        $   186,975
              NY Life Global Funding - 144A (b)
   387,000       3.875%, 1/15/09                                                                           383,903
              Pacific Gas & Electric

   335,000       3.60%, 3/1/09                                                                             327,226
              Pacific Life Global Funding - 144A (b)
   120,000       3.75%, 1/15/09                                                                            118,190
              PEPCO Holdings Inc.
    95,000       3.75%, 2/15/06                                                                             94,847
              PNPP II FDG Corp.
    43,483       8.51%, 11/30/06                                                                            44,113
              PPL Electric Utilities Corp.
    62,000       5.875%, 8/15/07                                                                            64,179
              Principal Life Inc.
   244,000       3.20%, 4/1/09                                                                             235,912
              Progress Rail/Metal - 144A (b)
   150,000       7.75%, 4/1/12                                                                             151,875
              Protective Life Secured Trust

   105,000       4.00%, 10/7/09                                                                            104,178
              Public Service Company of Colorado

   237,000       4.375%, 10/1/08                                                                           237,745
              Qwest Corp.
   204,000       7.20%, 11/10/26                                                                           183,600
              Residential Capital Corp - 144A (b)
   710,000       6.375%, 6/30/10                                                                           716,493
              Roger Wireless Inc.
    38,000       7.50%, 3/15/15                                                                             41,325
              Roger Wireless Inc.
   126,000       6.375%, 3/1/14                                                                            128,205
              Rouse Company

   110,000       3.625%, 3/15/09                                                                           104,034
              SBC Communications

   372,000       4.125%, 9/15/09                                                                           368,917
              Simon Property Group LP
   303,000       4.875%, 8/15/10                                                                           306,173
              Sithe/Independence Funding

   519,745       8.50%, 6/30/07                                                                            534,947
              Southern Cal Edison

    52,000       8.00%, 2/15/07                                                                             55,209
              Southern Cal Edison

   170,000       5.35%, 7/15/35                                                                            173,877
              Sprint Capital Corp.
   230,000       8.375%, 3/15/12                                                                           276,649
              Suntrust Bank

   205,000       4.55%, 5/25/09                                                                            203,119
              Telecom Italia Cap. - 144A (b)
   795,000       4.00%, 1/15/10                                                                            772,480
              Telefonos Mexico

   162,000       4.50%, 11/19/08                                                                           160,785
              Texas Eastern Transmission

   260,000       5.25%, 7/15/07                                                                            264,087
              Transcontinental Gas

    81,000       6.25%, 1/15/08                                                                             82,721
              Tyco International Group SA
   194,000       6.75%, 2/15/11                                                                            215,360
              Tyson Foods

   162,000       7.25%, 10/1/06                                                                            167,920
              US Steel Corp.
    92,000       9.75%, 5/15/10                                                                             99,360
              Westar Energy Inc.
   225,000       5.10%, 7/15/20                                                                            224,435

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                                                                  Value
----------                                                                                             -----------
              WI Electric Power

$  127,000       3.50%, 12/1/07                                                                        $   125,027
                                                                                                       -----------

              TOTAL CORPORATE BONDS (COST $26,447,883)                                                 $26,483,321
                                                                                                       -----------

              FOREIGN GOVERNMENT BONDS                                         2.3%

              Aid-Israel

$  221,000       5.50%, 9/18/23                                                                        $   247,687
              UK Treasury

 1,070,000       5.00%, 3/7/12                                                                           2,018,098
                                                                                                       -----------

              TOTAL FOREIGN GOVERNMENT BONDS ( COST $2,250,023)                                        $ 2,265,785
                                                                                                       -----------

              U.S. GOVERNMENT AGENCIES                                        55.3%

              Fannie Mae

$2,340,000       5.50%, 2/15/06                                                                        $ 2,365,340
              Fannie Mae

   114,000       2.10%, 4/19/06                                                                            112,532
              Fannie Mae

   370,000       2.65%, 4/28/06                                                                            366,664
              Fannie Mae

 2,126,169       5.00%, 12/1/17                                                                          2,151,336
              Fannie Mae

   495,588       5.50%, 7/25/42                                                                            497,468
              Fannie Mae Pool 387219
   438,114       4.125%, 1/1/10                                                                            435,322
              Fannie Mae Pool 545938
   269,768       5.111%, 11/1/12                                                                           280,729
              Fannie Mae Pool 555148
   594,169       4.964%, 1/1/13                                                                            614,195
              Fannie Mae Pool 254659
   152,850       4.50%, 2/1/13                                                                             153,392
              Fannie Mae Pool 254758
   130,958       4.50%, 6/1/13                                                                             130,935
              Fannie Mae Pool 768008
   182,676       5.00%, 6/1/13                                                                             186,368
              Fannie Mae Pool 768009
   106,074       5.00%, 6/1/13                                                                             108,218
              Fannie Mae Pool 254806
   202,101       4.50%, 7/1/13                                                                             201,895
              Fannie Mae Pool 386341
   296,942       3.81%, 8/1/13                                                                             286,585
              Fannie Pool 763019
   103,424       5.00%, 8/1/13                                                                             105,514
              Fannie Mae Pool 386802
   296,507       4.90%, 1/1/14                                                                             305,415
              Fannie Mae Pool 255639
   825,976       5.00%, 2/1/15                                                                             842,902
              Fannie Mae Pool 254865
   892,948       4.50%, 9/1/18                                                                             889,530
              Fannie Mae Pool 433043
    10,746       6.50%, 6/1/28                                                                              11,159
              Fannie Mae Pool 449012
     2,115       6.50%, 11/1/28                                                                              2,196
              Fannie Mae Pool 448235
     3,653       6.50%, 11/1/28                                                                              3,794
              Fannie Mae Pool 447704
    10,006       6.50%, 11/1/28                                                                             10,391
              Fannie Mae Pool 448635
    13,074       6.50%, 11/1/28                                                                             13,577

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                                                                 Value
-----------                                                                                            -----------
              Fannie Mae Pool 487778
$     7,218      6.50%, 3/1/29                                                                         $     7,497
              Fannie Mae Pool 555203
    626,194      7.00%, 9/1/32                                                                             659,162
              Fannie Mae Pool 357425
    906,552      4.50%, 9/1/33                                                                             887,077
              FHLB Discount Note

  1,710,000      2.81%, 7/20/2005                                                                        1,707,367
              FNMA 15 YR AUG TBA (a)
  6,004,000      5.00%, 8/1/20                                                                           6,062,167
              FNMA 30 YR AUG TBA (a)
 10,000,000      5.50%, 8/1/35                                                                          10,118,750
              FNMA 30 YR AUG TBA (a)
  3,005,000      5.00%, 8/1/35                                                                           2,998,425
              FNMA 30 YR JULY TBA (a)
  3,040,000      6.00%, 7/1/35                                                                           3,116,000
              FNMA 30 YR SEPT TBA (a)
  3,965,000      4.50%, 9/1/35                                                                           3,867,112
              FNMA 30 YR SEPT TBA (a)
  8,895,000      6.00%, 9/15/35                                                                          9,097,913
              FNMA Discount Note

  2,760,000      2.76%, 7/18/2005                                                                        2,756,253
              Freddie Mac

    595,000      1,875%, 2/15/06                                                                           588,064
              Freddie Mac Pool M80779
     36,053      5.00%, 11/1/09                                                                             36,530
              Ginne Mae Pool 331001
      2,574      8.25%, 7/15/07                                                                              2,678
              Ginne Mae Pool 36629
      2,560      9.50%, 10/15/09                                                                             2,731
              Freddie Mac Pool M80895
    254,751      5.00%, 1/1/11                                                                             258,173
              Freddie Mac Pool B14039
    488,935      4.00%, 5/1/14                                                                             481,499
              Freddie Mac Pool G11672
    545,679      5.00%, 3/1/15                                                                             552,938
              Freddie Mac Pool A45788
    285,000      6.50%, 5/1/35                                                                             295,184
                                                                                                       -----------

              TOTAL U.S. GOVERNMENT AGENCIES (COST $53,507,758)                                        $53,570,977
                                                                                                       -----------

              U.S. TREASURY BONDS AND NOTES                                   9.7%

              US Treasury Bond

$   555,000      3.375%, 2/15/08                                                                       $   550,967
    750,000      4.00%, 3/15/10                                                                            758,174
    715,000      5.25%, 2/15/29                                                                            817,753
  2,940,000      5.375%, 2/15/31                                                                         3,469,200

              US Treasury Bonds (TIPS)
$ 2,069,365      .875%, 4/15/10                                                                        $ 2,018,276
  1,156,463      1.625%, 1/15/15                                                                         1,152,262

              US Treasury Note

$   600,000      2.00%, 5/15/06                                                                        $   592,313
                                                                                                       -----------

              TOTAL U.S. TREASURY BONDS AND NOTES (COST $9,308,566)                                    $ 9,358,945
                                                                                                       -----------

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

Principal
  Amount                                                                                                  Value
-----------                                                                                            ------------
              SHORT-TERM INVESTMENT                                           11.6%

$11,264,271   UMB Bank Money Market Fiduciary - 1.66%                                                  $ 11,264,271
                                                                                                       ------------

              TOTAL SHORT-TERM INVESTMENT (COST $11,264,271)                                           $ 11,264,271
                                                                                                       ------------

              TOTAL INVESTMENTS (COST $129,169,204)                          133.5%                    $129,342,092

              LIABILITIES LESS OTHER ASSETS                                  (33.5%)                   $(32,425,308)
                                                                                                       ------------

              NET ASSETS                                                     100.0%                    $ 96,916,784
                                                                                                       ============

      (a)   When-issued security

      (b) For the following securities purchased, resale to the public may require registration or may be limited to certain restrictions. The securities are valued under procedures approved by the Board of Directors. At June 30, 2005, the value of the Fund's restricted securities was 5.64% of net assets.

                                                 Date(s) of      Principal
         Security Description                    Acquisition      Amount         Cost
         --------------------                   -------------    ---------      -------
20047CAA Commercial Mortgage Pass Through       November 2004     141,000       141,006
         Certificate - 144A, 3.44%, 9/15/14     December 2004
                                                February 2005

878091AH TIAA Real Estate CDO Ltd. - 144A       November 2004       3,430         3,486
         5.77%, 6/19/16                         December 2004
                                                February 2005

029204AA American Ref-Fuel Co LLC - 144A        November 2004     167,629       173,696
         6.26%, 12/31/15                        December 2004
                                                February 2005

131347BK Calpine Corp - 144A                    May 2005          145,000       103,895
         9.875%, 12/1/11

131347BC Calpine Corp - 144A                    May 2005          200,000       144,224
         8.50%, 7/15/10

131347BL Calpine Corp - 144A                    November 2004      89,000        89,697
         9.625%, 9/30/14                        December 2004
                                                January 2005
                                                February 2005

224044BP Cox Communications Inc. - 144A         December 2004     170,000       169,627
         4.625%, 1/15/10                        February 2005

22541AAA CSFB London - 144A                     November 2004     126,000       134,357
         7.90%, 5/1/07                          December 2004
                                                February 2004
                                                April 2005

26062RAA Dow Jones - 144A                       April 2005        987,480       987,240
         8.25%, 6/29/10                         May 2005
                                                June 2005

281025AB Edison Mission Energy Funding - 144A   November 2004     655,083       680,275
         7.33%, 9/15/08                         December 2004
                                                February 2005
                                                May 2005

49228RAE Kern River Funding Corp. - 144A        May 2005           99,660        98,820
         4.893%, 4/30/18

49725VAA Kiowa Power Partners LLC - 144A        November 2004     224,743       222,998
         4.811%, 12/30/13                       December 2004
                                                January 2005
                                                February 2005

59217EAL Met Life Global Funding Inc. - 144A    November 2004     373,000       371,547
         4.25%, 7/30/09                         December 2004
                                                February 2005
                                                March 2005

64952WAB NY Life Global Funding - 144A          November 2004     387,000       381,997
         3.875%, 1/15/09                        December 2004
                                                January 2005
                                                February 2005
                                                March 2005

                                                 Date(s) of      Principal
         Security Description                    Acquisition      Amount         Cost
         --------------------                   -------------    ---------      -------
6944POAA Pacific Life Global Funding - 144A     November 2004     120,000       118,487
         3.75%, 1/15/09                         December 2004
                                                January 2005
                                                February 2005

74332DAA Progress Rail/Metal - 144A             March 2005        150,000       150,000
         7.75%, 4/1/12

76113BAC Residential Capital Corp - 144A        June 2005         710,000       710,378
         6.375%, 6/30/10

87927VAG Telecom Italia Cap. - 144A             February 2005     795,000       776,662
         4.00%, 1/15/10                         March 2005
                                                April 2005


      (c) At June 30, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments                                         $129,244,908
                                                            ------------
Gross unrealized appreciation for Federal Tax Purposes           469,197
Gross unrealized depreciation for Federal Tax Purposes          (372,013)
                                                            ------------
Net unrealized appreciation on investments                  $     97,184
                                                            ============


     The schedule of investments as of the date of this report has not been audited. For more information regarding the Columbus Funds, Inc., please see the most recent prospectus and annual report. These reports include additional information about valuation policies and about certain security types in which the Fund may invest.

ITEM 2. CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant's service providers.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter ended December 31, 2004 that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit                    Description of Exhibit
-------                    ----------------------
A                          Certificate of Principal Executive Officer
B                          Certificate of Principal Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbus Funds, Inc.

By:   /s/ Mark M. Egan
      ----------------
      Mark M. Egan
      President

Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark M. Egan
----------------
Mark M. Egan
President
August 26, 2005

/s/ David B. McKinney
---------------------
David B. McKinney
Treasurer
August 26, 2005